Cash flows reconciliation (Details Narrative) - USD ($) $ in Millions	1 Months Ended														12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2023
IfrsStatementLineItems [Line Items]
Contracted a loan															$ 4,855	$ 1,950
Debentures issued														$ 1,500
Amount of bond redeemed							$ 970							$ 500
Premium paid on early redemption of debt security															$ 50	$ 22
Principal interest debentures												$ 46					$ 24
SOFR [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan	$ 270	$ 50	$ 300	$ 300	$ 187		475	$ 1,000	$ 90	$ 360	$ 166
SOFR 1 [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan		$ 250			$ 300					60	34
IPCA [Member]
IfrsStatementLineItems [Line Items]
Debentures issued				1,000
Debentures issued				$ 6,000
Banco Bradesco [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan											$ 250	$ 250
Citibank [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan													$ 150
ICBC [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan										$ 300
HSBC Bank [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan			$ 250
Credit Agricole Bank [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan						$ 34
CIBC [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan							90
Bank Of Nova Scotia [Member]
IfrsStatementLineItems [Line Items]
Contracted a loan							$ 475